INTEREST INCOME	12 Months Ended
Dec. 31, 2023
Disclosure of interest income [Abstract]
INTEREST INCOME
32	INTEREST INCOME

	2023	2022	2021
	US$’000	US$’000	US$’000

Bank interests	2,363	1,776	201
Other interest	435	452	-
	2,798	2,228	201